UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/28/15 (Unaudited)

COMMON STOCKS (40.1%)(a)
			Shares	Value

Basic materials (1.9%)

Aceto Corp.			373	$7,986

Airgas, Inc.			1,193	139,843

Amcor, Ltd. (Australia)			9,135	97,363

Andersons, Inc. (The)			336	14,875

Antofagasta PLC (United Kingdom)			5,808	68,736

ArcelorMittal SA (France)			7,341	80,260

Axalta Coating Systems, Ltd.(NON)			1,331	37,800

BASF SE (Germany)			1,507	144,441

Bemis Co., Inc.			2,339	114,143

BHP Billiton PLC (Australia)			3,708	92,538

BHP Billiton, Ltd. (Australia)			4,525	118,742

Boise Cascade Co.(NON)			293	10,434

Cabot Corp.			254	11,460

Cambrex Corp.(NON)			1,819	62,301

Continental Building Products, Inc.(NON)			1,350	28,161

Domtar Corp. (Canada)			412	18,622

EMS-Chemie Holding AG (Switzerland)			219	96,251

Glencore Xstrata PLC (United Kingdom)			16,966	78,644

Hitachi Metals, Ltd. (Japan)			8,000	129,042

Innophos Holdings, Inc.			301	16,895

Innospec, Inc.			402	17,756

International Flavors & Fragrances, Inc.			1,426	173,872

KapStone Paper and Packaging Corp.			931	32,082

Koninklijke Boskalis Westminster NV (Netherlands)			1,932	89,777

Kraton Performance Polymers, Inc.(NON)			406	8,193

L.B. Foster Co. Class A			262	12,843

Limoneira Co.			264	5,518

LSB Industries, Inc.(NON)			898	33,747

Matrix Service Co.(NON)			583	10,844

Minerals Technologies, Inc.			137	10,033

Newmont Mining Corp.			10,165	267,644

Nippon Paint Holdings Co., Ltd. (Japan)			4,600	159,801

NN, Inc.			1,040	28,818

OM Group, Inc.			452	13,013

PolyOne Corp.			671	26,666

Rio Tinto PLC (United Kingdom)			1,931	95,159

Royal Gold, Inc.			1,565	112,837

SBA Communications Corp. Class A(NON)			2,910	362,906

Sherwin-Williams Co. (The)			1,838	524,198

Stillwater Mining Co.(NON)			1,626	23,577

Sumitomo Metal Mining Co., Ltd. (Japan)			7,000	110,661

Syngenta AG (Switzerland)			338	119,054

ThyssenKrupp AG (Germany)			6,570	174,908

Trex Co., Inc.(NON)			351	17,673

U.S. Silica Holdings, Inc.			393	12,737

UPM-Kymmene OYJ (Finland)			6,768	127,011

Wendel SA (France)			853	103,903

Zep, Inc.			828	13,770

				4,057,538
Capital goods (2.4%)

ABB, Ltd. (Switzerland)			5,969	128,039

Airbus Group NV (France)			936	57,954

Altra Industrial Motion Corp.			828	22,604

American Axle & Manufacturing Holdings, Inc.(NON)			374	9,320

Astronics Corp.(NON)			110	7,652

Atlas Copco AB Class A (Sweden)			6,327	204,070

Avery Dennison Corp.			2,164	115,882

AZZ, Inc.			237	10,765

BAE Systems PLC (United Kingdom)			18,590	152,685

Ball Corp.			3,034	217,568

Canon, Inc. (Japan)			3,700	120,436

Chase Corp.			452	19,468

Cooper-Standard Holding, Inc.(NON)			348	18,865

Douglas Dynamics, Inc.			664	14,960

Generac Holdings, Inc.(NON)			321	15,822

General Dynamics Corp.			5,661	785,634

Greenbrier Cos., Inc. (The)			461	27,093

Hyster-Yale Materials Holdings, Inc.			158	10,439

Kadant, Inc.			464	20,527

Lockheed Martin Corp.			3,938	787,797

Meritor, Inc.(NON)			1,613	23,050

Middleby Corp. (The)(NON)			189	20,149

Miller Industries, Inc.			547	12,122

Mitsubishi Electric Corp. (Japan)			15,000	176,015

MSA Safety, Inc.			197	9,964

Orbital ATK, Inc.			92	6,098

OSRAM Licht AG (Germany)			1,641	75,254

Raytheon Co.			5,462	594,102

Rockwell Collins, Inc.			2,993	266,616

Safran SA (France)			2,934	206,519

Standard Motor Products, Inc.			755	31,650

Standex International Corp.			222	16,095

Stericycle, Inc.(NON)			1,142	154,136

Stoneridge, Inc.(NON)			1,268	14,645

Tenneco, Inc.(NON)			212	12,347

THK Co., Ltd. (Japan)			4,200	101,333

Tower International, Inc.(NON)			880	23,822

TransDigm Group, Inc.			1,090	236,377

Trinity Industries, Inc.			796	26,762

Triumph Group, Inc.			347	20,747

Wabash National Corp.(NON)			2,121	31,073

Waste Management, Inc.			5,531	301,329

				5,107,785
Communication services (0.9%)

ARRIS Group, Inc.(NON)			154	4,525

Aruba Networks, Inc.(NON)			296	7,344

BT Group PLC (United Kingdom)			26,824	188,716

CalAmp Corp.(NON)			869	16,641

Deutsche Telekom AG (Germany)			8,451	157,650

EchoStar Corp. Class A(NON)			675	36,686

Frontier Communications Corp.			2,818	22,488

IDT Corp. Class B			480	10,104

Inteliquent, Inc.			702	10,355

Iridium Communications, Inc.(NON)			1,200	11,496

magicJack VocalTec, Ltd. (Israel)(NON)			1,859	14,351

NeuStar, Inc. Class A(NON)			503	13,340

NTT DoCoMo, Inc. (Japan)			6,900	122,951

Orange SA (France)			7,453	135,947

Qorvo, Inc.(NON)			725	50,315

ShoreTel, Inc.(NON)			1,272	9,476

Spok Holdings, Inc.			577	10,726

Tele2 AB Class B (Sweden)			4,338	50,914

Telefonica SA (Spain)			6,842	106,388

Telenor ASA (Norway)			4,456	89,398

Telstra Corp., Ltd. (Australia)			28,558	142,069

Ubiquiti Networks, Inc.			147	4,651

Verizon Communications, Inc.			15,086	746,003

Vodafone Group PLC (United Kingdom)			20,273	70,234

				2,032,768
Conglomerates (0.5%)

Danaher Corp.			8,659	755,758

Exor SpA (Italy)			1,747	77,789

Marubeni Corp. (Japan)			5,000	30,752

Siemens AG (Germany)			1,919	214,359

				1,078,658
Consumer cyclicals (5.0%)

Adidas AG (Germany)			828	64,332

ANN, Inc.(NON)			627	22,516

Automatic Data Processing, Inc.			6,154	546,721

AutoZone, Inc.(NON)			741	476,226

Babcock International Group PLC (United Kingdom)			5,578	86,977

Bayerische Motoren Werke (BMW) AG (Germany)			1,072	135,557

Big Lots, Inc.			538	25,668

Brown Shoe Co., Inc.			332	9,960

Brunswick Corp.			236	12,801

Bunzl PLC (United Kingdom)			4,160	121,769

Bureau Veritas SA (France)			3,239	76,334

CaesarStone Sdot-Yam, Ltd. (Israel)			182	11,905

Carmike Cinemas, Inc.(NON)			532	16,625

Children's Place, Inc. (The)			374	21,314

Clorox Co. (The)			1,497	162,634

Compagnie Financiere Richemont SA (Switzerland)			904	79,652

Compass Group PLC (United Kingdom)			6,784	120,655

Continental AG (Germany)			1,062	253,492

Cooper Tire & Rubber Co.			1,261	47,994

Corporate Executive Board Co. (The)			126	9,854

Dana Holding Corp.			835	18,245

Deckers Outdoor Corp.(NON)			115	8,538

Deluxe Corp.			725	48,249

Denso Corp. (Japan)			1,700	79,953

Dillards, Inc. Class A			252	32,800

Discovery Communications, Inc.(NON)			5,292	161,459

Dollar General Corp.(NON)			6,982	507,033

Dollar Tree, Inc.(NON)			4,684	373,221

DSW, Inc. Class A			353	13,305

Ennis, Inc.			641	8,942

Entravision Communications Corp. Class A			4,400	30,184

Eros International PLC(NON)			452	7,670

Experian PLC (United Kingdom)			5,239	96,897

FactSet Research Systems, Inc.			716	111,374

Five Below, Inc.(NON)			264	8,378

Fuji Heavy Industries, Ltd. (Japan)			5,700	194,065

G&K Services, Inc. Class A			283	20,373

Geberit International AG (Switzerland)			336	119,689

Global Cash Access Holdings, Inc.(NON)			1,467	10,430

Green Dot Corp. Class A(NON)			458	7,104

Harley-Davidson, Inc.			4,821	306,471

Horizon Pharma PLC(NON)			566	11,620

Host Hotels & Resorts, Inc.(R)			7,299	153,279

Iconix Brand Group, Inc.(NON)			716	24,179

Interpublic Group of Cos., Inc. (The)			9,385	209,286

ITV PLC (United Kingdom)			48,903	170,099

KAR Auction Services, Inc.			753	27,462

Kohl's Corp.			1,481	109,298

Landauer, Inc.			558	21,282

Lear Corp.			384	41,825

Lions Gate Entertainment Corp.			1,138	37,087

Live Nation Entertainment, Inc.(NON)			1,260	32,243

Lumber Liquidators Holdings, Inc.(NON)(S)			189	9,802

Madison Square Garden Co. (The) Class A(NON)			1,418	111,100

Marcus Corp.			1,024	19,958

Marriott Vacations Worldwide Corp.			272	20,688

Men's Wearhouse, Inc. (The)			509	25,547

MGM China Holdings, Ltd. (Hong Kong)			36,000	83,463

Monster Worldwide, Inc.(NON)			4,547	30,556

National CineMedia, Inc.			2,003	30,526

Next PLC (United Kingdom)			2,223	257,227

NIKE, Inc. Class B			328	31,855

Nu Skin Enterprises, Inc. Class A			454	24,598

Omnicom Group, Inc.			4,385	348,783

Panasonic Corp. (Japan)			10,800	135,190

Penn National Gaming, Inc.(NON)			443	7,216

PGT, Inc.(NON)			2,264	23,025

Pitney Bowes, Inc.			655	15,176

Ralph Lauren Corp.			1,322	181,656

RE/MAX Holdings, Inc. Class A			691	22,637

Remy International, Inc.			434	9,926

Renault SA (France)			1,181	113,459

Ryman Hospitality Properties(R)			3,434	206,383

Scripps Networks Interactive Class A			2,389	172,725

SeaWorld Entertainment, Inc.			1,124	21,064

Securitas AB (Sweden)			9,032	128,595

Select Comfort Corp.(NON)			459	14,734

Shimano, Inc. (Japan)			1,400	210,932

SJM Holdings, Ltd. (Hong Kong)			34,000	49,102

Steven Madden, Ltd.(NON)			253	9,237

Suzuki Motor Corp. (Japan)			6,300	199,314

Swatch Group AG (The) (Switzerland)			162	73,833

Target Corp.			10,727	824,155

TiVo, Inc.(NON)			1,997	22,326

Toyota Motor Corp. (Japan)			4,700	317,225

Vail Resorts, Inc.			106	9,308

Valeo SA (France)			721	108,519

Vantiv, Inc. Class A(NON)			2,883	106,642

VF Corp.			5,768	442,175

Vista Outdoor, Inc.(NON)			184	8,033

Visteon Corp.(NON)			153	15,381

Wal-Mart Stores, Inc.			3,313	278,060

Walt Disney Co. (The)			7,239	753,435

				10,778,592
Consumer staples (3.7%)

Altria Group, Inc.			17,371	977,814

Anheuser-Busch InBev NV (Belgium)			1,440	183,220

Avon Products, Inc.			421	3,583

Beacon Roofing Supply, Inc.(NON)			621	18,642

Bloomin' Brands, Inc.(NON)			583	15,018

Boulder Brands, Inc.(NON)			261	2,691

Bright Horizons Family Solutions, Inc.(NON)			196	9,937

British American Tobacco (BAT) PLC (United Kingdom)			2,503	146,146

Bunge, Ltd.			2,836	231,928

Cal-Maine Foods, Inc.			303	11,402

Calbee, Inc. (Japan)			4,100	155,078

Carrefour SA (France)			3,528	116,723

Chipotle Mexican Grill, Inc.(NON)			102	67,827

Church & Dwight Co., Inc.			1,759	149,761

Colgate-Palmolive Co.			9,124	646,162

Core-Mark Holding Co., Inc.			309	21,729

Costco Wholesale Corp.			5,980	878,821

Coty, Inc. Class A(NON)			1,330	30,058

Diageo PLC (United Kingdom)			3,302	98,668

Distribuidora Internacional de Alimentacion SA (Spain)			9,667	73,594

Dr. Pepper Snapple Group, Inc.			4,114	324,142

Farmer Bros Co.(NON)			262	6,348

Geo Group, Inc. (The)(R)			3,970	171,306

Grand Canyon Education, Inc.(NON)			215	9,860

GrubHub, Inc.(NON)			254	10,671

Heineken Holding NV (Netherlands)			1,746	121,472

Imperial Tobacco Group PLC (United Kingdom)			3,033	149,512

ITT Educational Services, Inc.(NON)			335	2,479

Jack in the Box, Inc.			159	15,374

Kao Corp. (Japan)			3,700	165,693

Kforce, Inc.			911	21,500

Koninklijke Ahold NV (Netherlands)			8,426	158,079

Korn/Ferry International(NON)			492	15,055

Krispy Kreme Doughnuts, Inc.(NON)			454	9,906

L'Oreal SA (France)			659	119,652

McDonald's Corp.			9,647	954,088

Nestle SA (Switzerland)			5,857	457,084

Nutraceutical International Corp.(NON)			334	5,471

On Assignment, Inc.(NON)			760	29,040

Papa John's International, Inc.			318	19,665

Philip Morris International, Inc.			3,749	311,017

Pinnacle Foods, Inc.			1,751	63,561

Popeyes Louisiana Kitchen, Inc.(NON)			362	21,724

Reckitt Benckiser Group PLC (United Kingdom)			1,164	105,307

Reynolds American, Inc.			5,412	409,255

SABMiller PLC (United Kingdom)			1,615	91,629

Sanderson Farms, Inc.			200	17,042

Shutterfly, Inc.(NON)			105	5,041

Sonic Corp.			727	23,111

SpartanNash Co.			748	19,859

TrueBlue, Inc.(NON)			1,261	29,016

Tupperware Brands Corp.			1,120	79,968

Unilever NV ADR (Netherlands)			2,650	115,357

Unilever PLC (United Kingdom)			1,990	88,051

USANA Health Sciences, Inc.(NON)			96	9,601

Woolworths, Ltd. (Australia)			2,252	53,980

				8,048,718
Energy (1.9%)

AMEC PLC (United Kingdom)			6,818	92,681

BG Group PLC (United Kingdom)			5,268	77,914

BP PLC (United Kingdom)			36,798	254,540

Callon Petroleum Co.(NON)			3,331	24,383

Delek US Holdings, Inc.			532	19,833

EP Energy Corp. Class A(NON)			1,205	13,556

Exxon Mobil Corp.			17,821	1,577,871

Gulfport Energy Corp.(NON)			184	8,429

HollyFrontier Corp.			4,445	195,536

National Oilwell Varco, Inc.			8,317	452,029

Northern Oil and Gas, Inc.(NON)(S)			3,908	33,687

REX American Resources Corp.(NON)			327	17,776

Rosetta Resources, Inc.(NON)			207	3,670

Royal Dutch Shell PLC Class A (United Kingdom)			5,973	195,310

Royal Dutch Shell PLC Class B (United Kingdom)			5,442	185,298

SM Energy Co.			305	14,799

Spectra Energy Corp.			15,127	536,857

Statoil ASA (Norway)			7,208	135,866

Stone Energy Corp.(NON)			452	7,657

Total SA (France)			3,916	211,375

Triangle Petroleum Corp.(NON)			2,196	10,892

Unit Corp.(NON)			201	6,139

Vaalco Energy, Inc.(NON)			1,434	6,941

W&T Offshore, Inc.			465	2,776

Whiting Petroleum Corp.(NON)			465	15,731

Woodside Petroleum, Ltd. (Australia)			2,741	75,136

				4,176,682
Financials (11.5%)

Access National Corp.			429	8,125

AG Mortgage Investment Trust, Inc.(R)			245	4,608

Ageas (Belgium)			3,415	123,035

Agree Realty Corp.(R)			401	13,165

AIA Group, Ltd. (Hong Kong)			30,400	178,663

Alexander & Baldwin, Inc.			235	9,501

Alexandria Real Estate Equities, Inc.(R)			3,747	359,375

Allianz SE (Germany)			1,154	193,191

Allied World Assurance Co. Holdings AG			771	31,187

American Campus Communities, Inc.(R)			2,407	99,337

American Capital Agency Corp.(R)			8,040	172,337

American Equity Investment Life Holding Co.			1,009	28,746

American Realty Capital Properties, Inc.(R)			5,272	51,718

Amtrust Financial Services, Inc.(S)			509	27,435

Apartment Investment & Management Co. Class A(R)			4,584	172,725

Apollo Commercial Real Estate Finance, Inc.(R)			637	10,886

Arlington Asset Investment Corp. Class A			272	6,797

ARMOUR Residential REIT, Inc.(R)			1,303	4,144

Ashford Hospitality Trust, Inc.(R)			1,628	17,338

Ashford, Inc.(NON)			20	2,760

Assicurazioni Generali SpA (Italy)			7,503	154,491

Australia & New Zealand Banking Group, Ltd. (Australia)			3,685	101,670

AvalonBay Communities, Inc.(R)			2,656	447,111

AXA SA (France)			4,311	109,462

Axis Capital Holdings, Ltd.			1,957	101,431

Banco Bilbao Vizcaya Argentaria SA (Spain)			8,936	89,798

Banco Latinoamericano de Exportaciones SA Class E (Panama)			939	29,532

Banco Santander SA (Spain)			16,637	121,629

Bank of Yokohama, Ltd. (The) (Japan)			19,000	117,905

Bankia SA (Spain)(NON)			56,749	82,429

Barclays PLC (United Kingdom)			13,664	54,194

BB&T Corp.			12,903	490,959

Berkshire Hathaway, Inc. Class B(NON)			7,760	1,143,902

BNP Paribas SA (France)			1,744	101,660

BofI Holding, Inc.(NON)			279	24,664

Boston Properties, Inc.(R)			3,282	450,980

Brixmor Property Group, Inc.(R)			8,653	219,786

Camden Property Trust(R)			2,826	205,705

Capital One Financial Corp.			10,018	788,517

Cardinal Financial Corp.			864	16,908

CBL & Associates Properties, Inc.(R)			556	11,131

Chubb Corp. (The)			1,451	145,753

Citizens & Northern Corp.			485	9,336

CNO Financial Group, Inc.			1,073	17,447

CNP Assurances (France)			9,338	154,812

Commonwealth Bank of Australia (Australia)			4,736	339,811

Corporate Office Properties Trust(R)			6,211	182,603

Credit Acceptance Corp.(NON)			105	19,247

Credit Agricole SA (France)			11,716	164,803

Credit Suisse Group AG (Switzerland)			2,668	65,122

Cullen/Frost Bankers, Inc.			1,221	82,784

Customers Bancorp, Inc.(NON)			1,079	23,889

CYS Investments, Inc.(R)			850	7,727

DBS Group Holdings, Ltd. (Singapore)			8,100	116,204

DDR Corp.(R)			820	15,531

Deutsche Bank AG (Germany)			2,813	92,469

Dexus Property Group (Australia)(R)			17,092	105,387

DiamondRock Hospitality Co.(R)			12,671	183,476

Digital Realty Trust, Inc.(R)			715	47,462

Duke Realty Corp.(R)			9,970	212,959

DuPont Fabros Technology, Inc.(R)			8,036	251,607

East West Bancorp, Inc.			287	11,466

Education Realty Trust, Inc.(R)			772	27,066

Employers Holdings, Inc.			1,095	25,831

Encore Capital Group, Inc.(NON)			581	23,223

EPR Properties(R)			237	14,459

Equity Commonwealth(R)			568	15,024

Equity Residential Trust(R)			6,524	502,544

Essent Group, Ltd. (Bermuda)(NON)			350	8,127

Essex Property Trust, Inc.(R)			564	125,451

Everest Re Group, Ltd.			819	145,315

Extra Space Storage, Inc.(R)			449	29,535

Farmers Capital Bank Corp.(NON)			376	8,734

FCB Financial Holdings, Inc. Class A(NON)			790	20,066

Federal Agricultural Mortgage Corp. Class C			374	11,946

Federal Realty Investment Trust(R)			433	61,499

Federated National Holding Co.			1,252	36,220

Financial Institutions, Inc.			517	11,643

First Community Bancshares Inc.			506	8,136

First Industrial Realty Trust(R)			533	11,342

First NBC Bank Holding Co.(NON)			577	18,879

FirstMerit Corp.			615	11,162

Flushing Financial Corp.			543	10,632

Gain Capital Holdings, Inc.			1,400	13,286

General Growth Properties(R)			13,284	385,369

Genworth Financial, Inc. Class A(NON)			1,989	15,415

GPT Group (Australia)(R)			31,738	116,472

Hammerson PLC (United Kingdom)(R)			7,850	81,865

Hang Seng Bank, Ltd. (Hong Kong)			7,300	133,043

Hanmi Financial Corp.			1,040	20,519

HCI Group, Inc.			549	25,979

HCP, Inc.(R)			14,169	600,199

Health Care REIT, Inc.(R)			8,216	633,536

Healthcare Realty Trust, Inc.(R)			5,703	162,764

Heartland Financial USA, Inc.			336	10,319

Heritage Financial Group, Inc.			509	13,178

Heritage Insurance Holdings, Inc.(NON)			1,266	25,193

Hersha Hospitality Trust(R)			3,393	22,767

Highwoods Properties, Inc.(R)			4,484	204,515

HSBC Holdings PLC (United Kingdom)			28,606	254,955

Insurance Australia Group, Ltd. (Australia)			28,589	136,146

Invesco Mortgage Capital, Inc.(R)			374	5,973

Investors Real Estate Trust(R)			1,202	9,207

Joyo Bank, Ltd. (The) (Japan)			19,000	102,084

KCG Holdings, Inc. Class A(NON)			1,971	24,795

Kimco Realty Corp.(R)			11,481	301,721

Legal & General Group PLC (United Kingdom)			32,615	140,736

Lexington Realty Trust(R)			2,265	24,530

Liberty Property Trust(R)			4,935	183,681

Lloyds Banking Group PLC (United Kingdom)(NON)			210,560	256,808

LTC Properties, Inc.(R)			551	24,591

Macerich Co. (The)(R)			1,125	94,106

Maiden Holdings, Ltd. (Bermuda)			869	12,435

MainSource Financial Group, Inc.			778	14,556

Medical Properties Trust, Inc.(R)			15,610	236,335

Meta Financial Group, Inc.			299	10,665

MFA Financial, Inc.(R)			1,402	11,160

Mid-America Apartment Communities, Inc.(R)			203	14,711

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			23,000	149,786

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			23,100	111,758

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			416	86,355

NASDAQ OMX Group, Inc. (The)			689	34,560

National Australia Bank, Ltd. (Australia)			3,913	115,742

National Health Investors, Inc.(R)			2,563	182,434

Nelnet, Inc. Class A			604	28,158

New Residential Investment Corp.(R)			2,373	35,856

Northern Trust Corp.			3,283	229,252

OFG Bancorp (Puerto Rico)			512	8,934

One Liberty Properties, Inc.(R)			570	13,498

Opus Bank			475	13,837

Pacific Premier Bancorp, Inc.(NON)			551	8,695

PacWest Bancorp			454	20,809

PartnerRe, Ltd.			1,027	117,592

Peoples Bancorp, Inc.			517	12,274

Performant Financial Corp.(NON)			1,762	9,251

PHH Corp.(NON)			448	10,877

PNC Financial Services Group, Inc.			7,444	684,550

Popular, Inc. (Puerto Rico)(NON)			406	14,011

Post Properties, Inc.(R)			2,900	164,923

PRA Group, Inc.(NON)			512	25,646

Prologis, Inc.(R)			10,291	439,529

Prudential PLC (United Kingdom)			4,133	103,974

Public Storage(R)			4,288	845,679

Ramco-Gershenson Properties Trust(R)			643	12,037

Realty Income Corp.(R)			1,850	92,611

Regency Centers Corp.(R)			204	13,389

Regional Management Corp.(NON)			596	9,298

RenaissanceRe Holdings, Ltd.			925	94,840

Republic Bancorp, Inc. Class A			349	8,345

Resona Holdings, Inc. (Japan)			34,900	196,210

Scentre Group (Australia)(R)			10,503	31,646

Select Income REIT(R)			450	11,111

Simon Property Group, Inc.(R)			5,337	1,015,951

Skandinaviska Enskilda Banken AB (Sweden)			9,823	123,951

SL Green Realty Corp.(R)			768	97,482

Sovran Self Storage, Inc.(R)			115	10,582

Spirit Realty Capital, Inc.(R)			14,416	176,596

Starwood Property Trust, Inc.(R)			5,329	130,028

Sumitomo Mitsui Financial Group, Inc. (Japan)			2,300	91,626

Summit Hotel Properties, Inc.(R)			1,492	19,590

Sunstone Hotel Investors, Inc.(R)			11,901	207,672

Swedbank AB Class A (Sweden)			4,735	123,245

Symetra Financial Corp.			869	19,622

Synchrony Financial(NON)			2,881	92,048

Talmer Bancorp, Inc. Class A			879	12,420

Taubman Centers, Inc.(R)			3,857	279,015

Tokyo Tatemono Co., Ltd. (Japan)			18,000	134,070

Travelers Cos., Inc. (The)			5,991	643,673

UBS Group AG (Switzerland)			6,713	117,945

UDR, Inc.(R)			1,289	41,171

UniCredit SpA (Italy)			12,656	84,197

United Community Banks, Inc.			534	10,157

United Insurance Holdings Corp.			1,425	34,784

Universal Health Realty Income Trust(R)			123	6,252

Visa, Inc. Class A			3,405	923,811

Vornado Realty Trust(R)			1,788	196,752

Washington Real Estate Investment Trust(R)			4,380	124,129

Weingarten Realty Investors(R)			5,649	204,607

Wells Fargo & Co.			24,072	1,318,905

Westfield Group (Australia)			7,417	56,792

Westpac Banking Corp. (Australia)			4,368	129,942

Wheelock and Co., Ltd. (Hong Kong)			29,000	155,467

WP Carey, Inc.(R)			287	19,682

XL Group PLC			6,227	225,417

				24,844,328
Health care (5.0%)

Abbott Laboratories			15,139	717,134

ACADIA Pharmaceuticals, Inc.(NON)			406	15,416

Accuray, Inc.(NON)			1,045	9,384

Actelion, Ltd. (Switzerland)			1,648	197,238

Alere, Inc.(NON)			980	44,561

Alkermes PLC(NON)			163	11,451

AMAG Pharmaceuticals, Inc.(NON)(S)			1,324	65,181

Amedisys, Inc.(NON)			459	13,848

AmerisourceBergen Corp.			5,100	524,076

AmSurg Corp.(NON)			339	20,374

Applied Genetic Technologies Corp.(NON)			375	7,609

ARIAD Pharmaceuticals, Inc.(NON)			4,782	38,878

Astellas Pharma, Inc. (Japan)			8,900	141,618

AstraZeneca PLC (United Kingdom)			3,266	225,362

AtriCure, Inc.(NON)			474	8,380

Bayer AG (Germany)			1,977	292,142

Biospecifics Technologies Corp.(NON)			217	8,454

C.R. Bard, Inc.			1,466	247,959

Capital Senior Living Corp.(NON)			1,476	36,900

Cardinal Health, Inc.			2,408	211,880

Cardiome Pharma Corp. (Canada)(NON)			1,977	19,335

Centene Corp.(NON)			194	11,923

Chemed Corp.			404	47,058

Coloplast A/S Class B (Denmark)			2,529	201,951

Computer Programs & Systems, Inc.			88	4,629

Conatus Pharmaceuticals, Inc.(NON)			167	1,062

Conmed Corp.			404	20,725

DaVita HealthCare Partners, Inc.(NON)			3,817	284,748

DexCom, Inc.(NON)			224	13,606

Dyax Corp.(NON)			796	12,028

Dynavax Technologies Corp.(NON)			1,204	21,190

Edwards Lifesciences Corp.(NON)			2,409	320,445

Eli Lilly & Co.			11,950	838,532

Emergent BioSolutions, Inc.(NON)			660	19,780

Enanta Pharmaceuticals, Inc.(NON)			152	5,445

GlaxoSmithKline PLC (United Kingdom)			8,949	212,972

Globus Medical, Inc. Class A(NON)			513	12,456

Greatbatch, Inc.(NON)			608	32,309

Health Net, Inc./CA(NON)			322	18,467

HealthSouth Corp.			579	25,163

Hill-Rom Holdings, Inc.			550	26,356

Hisamitsu Pharmaceutical Co., Inc. (Japan)			1,700	63,511

Hyperion Therapeutics, Inc.(NON)			463	13,682

ICU Medical, Inc.(NON)			448	39,832

Impax Laboratories, Inc.(NON)			649	26,148

Indivior PLC (United Kingdom)(NON)			1,432	3,864

Inovio Pharmaceuticals, Inc.(NON)			291	2,059

Insulet Corp.(NON)			355	11,264

Insys Therapeutics, Inc.(NON)			456	27,387

Isis Pharmaceuticals, Inc.(NON)			333	22,830

Jazz Pharmaceuticals PLC(NON)			596	101,374

Johnson & Johnson			13,250	1,358,258

Kindred Healthcare, Inc.			662	14,048

Medicines Co. (The)(NON)			388	11,161

Mednax, Inc.(NON)			1,810	129,361

Merck & Co., Inc.			17,891	1,047,339

Merck KGaA (Germany)			872	89,970

Merrimack Pharmaceuticals, Inc.(NON)			1,181	12,660

MiMedx Group, Inc.(NON)			1,068	11,054

Nektar Therapeutics(NON)			791	10,338

Novartis AG (Switzerland)			2,586	264,337

Novo Nordisk A/S Class B (Denmark)			3,527	169,093

Omega Healthcare Investors, Inc.(R)			278	11,137

OraSure Technologies, Inc.(NON)			1,874	13,418

Otsuka Holdings Company, Ltd. (Japan)			3,500	104,966

Pfizer, Inc.			34,356	1,179,098

POZEN, Inc.(NON)			1,643	12,043

Prestige Brands Holdings, Inc.(NON)			488	18,808

Prothena Corp. PLC (Ireland)(NON)			897	23,842

Providence Service Corp. (The)(NON)			385	17,710

PTC Therapeutics, Inc.(NON)			145	10,343

Puma Biotechnology, Inc.(NON)			46	9,798

RadNet, Inc.(NON)			1,494	13,087

Receptos, Inc.(NON)			150	18,996

Repligen Corp.(NON)			545	14,012

Roche Holding AG-Genusschein (Switzerland)			1,074	291,552

Sanofi (France)			1,874	183,916

Select Medical Holdings Corp.			1,681	22,794

Shire PLC (United Kingdom)			1,115	90,804

Sientra, Inc.(NON)			240	4,411

Spectranetics Corp. (The)(NON)			512	17,311

STAAR Surgical Co.(NON)			846	5,804

Steris Corp.			145	9,355

Sucampo Pharmaceuticals, Inc. Class A(NON)			783	12,043

Surgical Care Affiliates, Inc.(NON)			550	17,864

Suzuken Co., Ltd. (Japan)			1,300	41,069

TESARO, Inc.(NON)			222	11,839

Threshold Pharmaceuticals, Inc.(NON)			1,294	5,655

Trevena, Inc.(NON)			642	3,460

Trinity Biotech PLC ADR (Ireland)			319	5,665

Triple-S Management Corp. Class B (Puerto Rico)(NON)			283	5,335

Ventas, Inc.(R)			3,478	259,007

West Pharmaceutical Services, Inc.			532	29,111

XenoPort, Inc.(NON)			2,136	14,632

				10,896,480
Technology (4.9%)

Accenture PLC Class A			8,526	767,596

Advanced Energy Industries, Inc.(NON)			989	26,327

Analog Devices, Inc.			4,291	251,195

AOL, Inc.(NON)			635	25,743

Apple, Inc.			7,451	957,155

ASML Holding NV (Netherlands)			1,505	162,708

Aspen Technology, Inc.(NON)			310	11,968

AVG Technologies NV (Netherlands)(NON)			458	10,337

Broadcom Corp. Class A			12,063	545,609

Brother Industries, Ltd. (Japan)			7,100	119,856

CACI International, Inc. Class A(NON)			339	29,591

Cavium, Inc.(NON)			94	6,438

Ceva, Inc.(NON)			644	12,822

Cirrus Logic, Inc.(NON)			368	11,080

Cisco Systems, Inc.			37,252	1,099,307

Computer Sciences Corp.			3,249	230,419

Constant Contact, Inc.(NON)			295	12,192

Cray, Inc.(NON)			361	10,783

Cypress Semiconductor Corp.(NON)			563	8,304

eBay, Inc.(NON)			15,841	917,352

EMC Corp.			31,198	902,870

EnerSys			551	35,980

Engility Holdings, Inc.			742	26,786

Fairchild Semiconductor International, Inc.(NON)			594	10,359

FANUC Corp. (Japan)			1,100	211,247

Fidelity National Information Services, Inc.			2,895	195,673

Fiserv, Inc.(NON)			3,607	281,598

Freescale Semiconductor, Ltd.(NON)			622	22,460

FUJIFILM Holdings Corp. (Japan)			3,400	117,274

Fujitsu, Ltd. (Japan)			15,000	90,497

GenMark Diagnostics, Inc.(NON)			1,119	14,222

Gentex Corp.			6,619	116,627

Glu Mobile, Inc.(NON)			4,765	23,968

Hoya Corp. (Japan)			5,600	226,264

Integrated Silicon Solution, Inc. (ISSI)			1,601	26,320

IntraLinks Holdings, Inc.(NON)			1,383	14,342

Intuit, Inc.			5,164	504,161

Iron Mountain, Inc.(R)			5,647	207,527

L-3 Communications Holdings, Inc.			1,996	258,342

Lexmark International, Inc. Class A			275	11,732

Linear Technology Corp.			2,572	123,932

LivePerson, Inc.(NON)			470	5,421

Manhattan Associates, Inc.(NON)			321	16,002

Maxim Integrated Products, Inc.			6,440	221,504

MAXIMUS, Inc.			187	11,076

Mellanox Technologies, Ltd. (Israel)(NON)			201	9,576

Mentor Graphics Corp.			2,103	49,336

Microsemi Corp.(NON)			355	11,445

Microsoft Corp.			1,813	79,500

MobileIron, Inc.(NON)			934	8,341

Monolithic Power Systems, Inc.			184	9,702

Motorola Solutions, Inc.			813	55,235

MTS Systems Corp.			128	9,274

NetApp, Inc.			7,092	274,106

Netscout Systems, Inc.(NON)			239	9,636

NIC, Inc.			432	7,560

Nimble Storage, Inc.(NON)			336	8,487

NTT Data Corp. (Japan)			1,500	61,950

Paychex, Inc.			7,387	368,131

Perficient, Inc.(NON)			699	13,896

Plantronics, Inc.			115	5,801

Plexus Corp.(NON)			602	24,231

Power Integrations, Inc.			221	12,124

Proofpoint, Inc.(NON)			217	12,291

PROS Holdings, Inc.(NON)			335	8,197

QAD, Inc. Class A			604	12,986

QLogic Corp.(NON)			2,889	43,364

Quantum Corp.(NON)			6,541	10,662

Rovi Corp.(NON)			659	16,396

Sanmina Corp.(NON)			580	13,166

SAP AG (Germany)			874	61,461

Semtech Corp.(NON)			345	9,981

SoftBank Corp. (Japan)			2,500	154,152

SolarWinds, Inc.(NON)			593	30,083

Spansion, Inc. Class A(NON)			691	24,931

SS&C Technologies Holdings, Inc.			291	17,658

Synaptics, Inc.(NON)			537	46,155

Synchronoss Technologies, Inc.(NON)			278	12,304

SYNNEX Corp.			425	32,406

Tyler Technologies, Inc.(NON)			141	16,831

Ultimate Software Group, Inc.(NON)			84	13,830

Ultra Clean Holdings, Inc.(NON)			2,021	16,693

United Internet AG (Germany)			2,361	105,881

Veeva Systems, Inc. Class A(NON)			310	9,570

VeriFone Systems, Inc.(NON)			272	9,572

Verint Systems, Inc.(NON)			296	18,019

Xcerra Corp.(NON)			2,934	26,641

Yelp, Inc.(NON)			265	12,720

				10,647,247
Transportation (0.9%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,036	29,848

ANA Holdings, Inc. (Japan)			66,000	178,946

ArcBest Corp.			622	26,049

CH Robinson Worldwide, Inc.			3,351	248,979

ComfortDelgro Corp., Ltd. (Singapore)			55,200	119,064

Deutsche Post AG (Germany)			3,205	109,139

Expeditors International of Washington, Inc.			1,164	56,221

Hawaiian Holdings, Inc.(NON)			1,421	26,303

JetBlue Airways Corp.(NON)			2,527	43,439

Landstar System, Inc.			184	12,920

Matson, Inc.			205	8,091

Quality Distribution, Inc.(NON)			2,706	29,739

Saia, Inc.(NON)			549	25,270

Scorpio Tankers, Inc.			1,574	13,631

Spirit Airlines, Inc.(NON)			354	27,534

Swift Transportation Co.(NON)			1,844	52,148

United Parcel Service, Inc. Class B			8,581	872,945

Universal Truckload Services, Inc.			67	1,712

				1,881,978
Utilities and power (1.5%)

Alliant Energy Corp.			1,033	65,699

American Electric Power Co., Inc.			7,549	434,671

American Water Works Co., Inc.			2,171	117,408

Centrica PLC (United Kingdom)			22,540	85,012

Enel SpA (Italy)			26,344	121,400

EnerNOC, Inc.(NON)			712	9,605

ENI SpA (Italy)			5,931	110,707

Kinder Morgan, Inc.			20,402	836,686

Pinnacle West Capital Corp.			2,518	161,353

Red Electrica Corporacion SA (Spain)			2,525	215,141

Southern Co. (The)			14,946	684,377

Tokyo Gas Co., Ltd. (Japan)			25,000	152,344

United Utilities Group PLC (United Kingdom)			9,080	132,612

				3,127,015

Total common stocks (cost $74,477,687)				$86,677,789

CORPORATE BONDS AND NOTES (20.7%)(a)
			Principal amount	Value

Basic materials (1.4%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$40,000	$39,842

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			10,000	11,425

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			13,000	13,553

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			10,000	10,985

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			10,000	10,875

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			135,000	166,725

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			15,000	16,088

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			143,000	160,045

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			60,000	63,000

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			25,000	25,313

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	152,250

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			15,000	17,132

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			10,000	11,092

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			50,000	48,500

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			65,000	65,975

Dow Chemical Co. (The) sr. unsec. unsub. notes 3 1/2s, 2024			70,000	71,304

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			20,000	20,810

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			15,000	14,833

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			30,000	27,825

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			75,000	80,250

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			35,000	40,250

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			70,000	72,713

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			10,000	9,550

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			35,000	29,488

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			60,000	61,500

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			55,000	56,375

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			25,000	26,917

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			105,000	108,019

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			15,000	15,413

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			90,000	98,550

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			60,000	64,050

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			25,000	24,669

Mercer International, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			55,000	57,613

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			30,000	31,200

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			45,000	39,938

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			45,000	—

Monsanto Company sr. unsec. notes 5 1/2s, 2025			60,000	72,339

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			35,000	35,263

PQ Corp. 144A sr. notes 8 3/4s, 2018			60,000	61,800

PSPC Escrow Corp. 144A sr. unsec. notes 6 1/2s, 2022			45,000	47,475

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			145,000	145,635

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			160,000	166,280

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			65,000	66,463

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			45,000	45,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			25,000	28,281

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			15,000	15,750

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			85,000	96,280

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			50,000	53,438

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			25,000	26,125

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			20,000	20,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			33,000	33,990

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			30,000	31,125

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			10,000	10,250

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			55,000	55,550

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,500

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			10,000	10,225

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			40,000	37,950

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			30,000	42,129

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			75,000	80,625

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			40,000	41,400

				2,998,540
Capital goods (0.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			130,000	135,200

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	11,425

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			40,000	40,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			25,000	25,000

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			25,000	25,625

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			30,000	30,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			20,000	20,900

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			35,000	35,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			80,000	87,600

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			145,000	162,064

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			60,000	61,350

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			35,000	39,813

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	107,625

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			90,000	86,400

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			25,000	26,219

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			20,000	20,425

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			15,000	21,298

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			80,000	86,200

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			52,000	49,270

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			25,000	25,813

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			135,000	138,375

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			30,000	30,675

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			50,000	52,188

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			96,000	102,120

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			115,000	119,456

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			65,000	67,925

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			55,000	58,633

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			30,000	31,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			153,000	157,016

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			60,000	63,975

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			85,000	86,913

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			40,000	43,200

				2,049,203
Communication services (2.6%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			200,000	206,500

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			145,000	145,449

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			45,000	47,363

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			195,000	200,363

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			25,000	25,188

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 3/4s, 2024			55,000	56,925

CCOH Safari, LLC company guaranty sr. unsec. bonds 5 1/2s, 2022			40,000	41,350

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			85,000	95,997

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			15,000	16,050

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			145,000	159,778

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			30,000	42,927

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			85,000	117,021

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			115,000	121,325

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			25,000	26,125

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			220,000	247,775

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			35,000	35,744

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			16,000	24,261

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			60,000	59,700

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			70,000	79,450

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			5,000	5,138

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			20,000	21,350

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			30,000	33,300

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			20,000	19,550

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			315,000	329,963

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			90,000	83,700

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			125,000	115,781

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			20,000	20,550

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			145,000	153,519

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			45,000	46,688

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			30,000	28,725

Numericable Group SA 144A sr. notes 6s, 2022 (France)			200,000	203,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			70,000	73,150

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	251,615

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$78,000	90,012

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			330,000	339,075

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			120,000	123,900

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			195,000	198,778

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			10,000	10,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			25,000	26,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			80,000	84,900

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			25,000	25,938

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			30,000	31,350

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			75,000	78,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			25,000	26,313

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			20,000	20,860

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			220,000	299,499

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			15,000	21,606

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			212,000	266,853

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			36,000	41,892

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			46,000	58,363

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			30,000	32,997

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			30,000	30,582

Verizon Communications, Inc. 144A sr. unsec. notes 2 5/8s, 2020			95,000	95,862

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			31,000	39,188

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			251,000	250,065

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			45,000	43,763

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			95,000	100,463

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			90,000	90,900

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			40,000	36,800

				5,601,729
Consumer cyclicals (3.2%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			79,000	120,745

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			55,000	54,863

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			143,000	142,431

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			95,000	104,500

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			35,000	36,313

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			10,000	10,425

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			105,000	114,450

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			115,000	124,782

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			15,000	12,113

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			120,000	125,400

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			35,000	36,400

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			25,000	26,875

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			95,000	97,850

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			137,000	193,709

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			45,000	46,179

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,200

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	15,356

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	24,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			50,000	52,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			35,000	36,925

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			30,000	31,013

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			55,000	58,438

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			15,000	15,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			65,000	68,088

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			25,000	24,137

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			20,000	21,050

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			15,000	15,675

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			100,000	104,500

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			25,000	25,906

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			115,000	189,837

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			192,000	268,179

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			35,000	36,488

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			40,000	41,900

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			30,000	30,713

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			80,000	77,864

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			95,000	117,878

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			40,000	44,285

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	10,248

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			40,000	39,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			60,000	62,700

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			35,000	36,400

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			60,000	62,400

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			30,000	18,375

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			77,000	84,870

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			65,000	68,331

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			70,000	70,613

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			330,000	325,875

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			37,000	37,046

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			35,000	36,313

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			60,000	59,850

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			40,000	37,500

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			35,000	36,959

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			35,000	40,075

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			50,000	53,125

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			20,000	21,200

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			45,000	47,869

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			110,000	112,200

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			25,000	25,750

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			32,000	32,215

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			25,000	32,251

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			5,000	5,325

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			60,000	58,050

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			15,000	15,338

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			40,000	43,725

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			55,000	56,100

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	143,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			5,000	5,388

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			85,000	92,225

Navistar International Corp. sr. notes 8 1/4s, 2021			65,000	65,813

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			80,000	81,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			40,000	42,050

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			30,000	31,538

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			95,000	98,563

Nordstrom, Inc. sr. unsec. notes 5s, 2044			15,000	17,367

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			35,000	46,350

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			80,000	84,300

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			55,000	59,125

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			30,000	31,800

Outfront Media Capital LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			55,000	58,575

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			75,000	74,438

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			30,000	31,425

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			45,000	46,575

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			25,000	25,750

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035			90,000	89,550

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			55,000	55,564

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			60,000	60,750

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			25,000	25,625

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	156,375

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			6,000	6,450

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			15,000	13,425

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			15,000	11,550

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			50,000	51,500

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			125,000	122,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			50,000	53,000

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			20,000	20,400

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			10,000	10,525

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	15,188

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			55,000	58,438

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			50,000	52,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	92,133

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,388

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			30,000	32,250

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			50,000	52,500

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			25,000	25,500

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	48,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			20,000	19,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			53,000	52,073

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			30,000	31,051

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			35,000	37,363

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			145,000	145,447

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			65,000	65,081

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	15,150

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			15,000	15,188

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			30,000	32,213

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			15,000	16,106

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			34,000	47,856

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			145,000	145,005

				6,807,146
Consumer staples (1.5%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			31,000	30,955

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			145,000	145,009

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			106,000	164,320

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			65,000	70,688

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	99,513

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			10,000	10,225

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			115,000	119,600

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			70,000	72,625

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			35,000	33,950

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			35,000	36,400

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			90,000	100,127

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			30,000	31,573

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			15,000	15,581

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			65,000	74,425

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			5,000	5,350

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			5,000	5,188

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			124,000	124,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			15,000	15,150

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			145,000	148,347

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			45,000	45,281

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			32,000	32,272

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			9,000	11,976

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			90,000	81,000

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			50,000	50,629

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			200,000	268,301

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			79,000	81,970

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			125,000	126,850

HJ Heinz Co. 144A company guaranty notes 4 7/8s, 2025			40,000	40,200

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			125,000	131,487

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			20,000	21,038

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			45,000	61,392

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			15,000	15,656

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			130,000	140,238

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			11,000	11,437

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			45,000	47,151

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			144,000	144,559

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			50,000	50,750

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			75,000	76,875

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			125,000	138,438

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			23,000	25,792

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			32,000	37,675

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			5,000	5,538

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			25,000	26,375

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			75,000	80,438

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			55,000	55,550

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			35,000	35,973

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			65,000	69,794

				3,217,661
Energy (2.1%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			130,000	165,814

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	35,000

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	45,338

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			55,000	51,879

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			5,000	4,763

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			110,000	110,325

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			145,000	146,941

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	35,900

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024			100,000	89,125

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			60,000	55,050

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			145,000	157,425

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			20,000	20,875

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			25,000	24,688

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			80,000	85,000

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			143,000	142,963

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			55,000	57,200

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			55,000	56,925

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			145,000	144,333

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			120,000	115,200

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 3/4s, 2023			15,000	15,488

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			70,000	65,450

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			45,000	42,827

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			5,000	4,972

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			35,000	26,513

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			55,000	50,325

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			43,000	45,365

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			35,000	27,475

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			70,000	72,100

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			30,000	30,900

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	11,550

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			130,000	98,800

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			40,000	43,700

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			10,000	10,413

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			20,000	18,850

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			130,000	90,675

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			25,000	21,000

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			135,000	115,088

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			60,000	62,850

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			19,000	16,607

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			115,000	112,700

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			50,000	32,375

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			55,000	35,888

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			30,000	12,150

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			95,000	38,000

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	201,548

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			85,000	38,888

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			135,000	88,979

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			110,000	35,475

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			15,000	15,361

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			95,000	97,894

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			145,000	150,173

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			30,000	29,925

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			50,000	47,250

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			60,000	57,150

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			145,000	148,263

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			20,000	20,650

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			110,000	37,400

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			60,000	62,250

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			50,000	26,500

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			95,000	76,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			156,000	169,366

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			15,000	9,831

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			143,000	144,472

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			25,000	20,500

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			25,000	24,938

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			30,000	34,371

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			125,000	123,750

Williams Cos., Inc. (The) notes 8 3/4s, 2032			23,000	27,088

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			30,000	29,393

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			120,000	123,600

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	34,650

				4,522,470
Financials (5.2%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			156,000	156,462

Aflac, Inc. sr. unsec. notes 6.9s, 2039			17,000	23,631

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			20,000	20,307

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			230,000	248,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			90,000	116,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			30,000	35,700

American Express Co. jr. unsec. sub. FRN notes Ser. C, 4.9s, perpetual maturity			35,000	34,920

American Express Co. sr. unsec. notes 7s, 2018			94,000	108,562

American Express Co. sr. unsec. notes 6.15s, 2017			57,000	63,513

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			420,000	581,700

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			60,000	58,745

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			25,000	26,492

Bank of America Corp. sr. unsec. notes Ser. MTN, 1.7s, 2017			95,000	95,450

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			149,000	149,916

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			143,000	146,864

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			145,000	144,985

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			250,000	248,731

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			270,000	372,110

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			162,000	162,028

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	215,373

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			180,000	193,556

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			25,000	27,250

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			40,000	42,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			35,000	37,013

CIT Group, Inc. sr. unsec. notes 5s, 2022			115,000	122,260

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			20,000	20,175

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			155,000	165,649

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			3,000	3,011

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			151,000	159,227

Commonwealth Bank of Australia/New York sr. unsec. unsub. bonds 1 1/8s, 2017			342,000	342,420

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			130,000	135,427

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			80,000	79,200

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	214,750

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			11,000	13,678

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			149,000	165,441

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			55,000	45,375

Dresdner Funding Trust I 144A bonds 8.151s, 2031			180,000	219,600

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			21,000	22,480

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			80,000	85,900

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			50,000	52,750

EPR Properties unsec. notes 5 1/4s, 2023(R)			60,000	64,394

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			60,000	58,650

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			38,000	35,891

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			202,000	280,013

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			143,000	155,194

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			160,000	102,800

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			44,000	52,528

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			2,000	2,037

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			95,000	111,277

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			20,000	20,575

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			122,000	145,875

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			10,000	9,950

Hub International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			80,000	82,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			145,000	155,150

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			60,000	62,925

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			220,000	252,722

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)			45,000	45,113

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			30,000	32,100

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			20,000	20,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			144,000	145,989

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			4,000	4,058

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			240,000	288,000

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			512,000	536,320

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			30,000	33,750

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			170,000	207,493

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			145,000	155,563

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			60,000	63,763

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			149,000	158,931

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			35,000	37,975

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			40,000	40,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			30,000	28,875

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			20,000	32,265

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			36,000	38,520

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			25,000	22,125

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			50,000	52,625

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			35,000	37,100

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			80,000	78,200

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			250,000	250,906

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			116,000	124,990

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			75,000	72,094

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			145,000	147,948

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			200,000	220,000

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			35,000	39,175

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			35,000	35,450

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			35,000	35,139

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			131,000	131,059

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			250,000	256,636

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			20,000	20,400

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			15,000	16,950

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	30,825

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.241s, 2037			220,000	183,975

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			250,000	258,263

TIERS Trust/United States 144A bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			100,000	104,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			20,000	16,100

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			9,000	12,264

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			130,000	145,169

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			45,000	41,288

Wells Fargo & Co. jr. unsec. sub. FRB bonds Ser. U, 5 7/8s, perpetual maturity			70,000	73,675

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			143,000	146,073

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			26,000	26,442

				11,197,118
Health care (1.5%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			18,000	18,022

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			130,000	131,023

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	62,400

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			35,000	35,175

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			15,000	15,488

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			145,000	147,682

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			16,000	21,842

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			145,000	162,522

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			60,000	64,200

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	50,938

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			75,000	78,094

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			55,000	56,788

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			60,000	62,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			15,000	16,041

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			65,000	60,288

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			55,000	57,063

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			50,000	52,500

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			40,000	40,700

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			45,000	47,250

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			50,000	51,063

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			15,000	15,900

HCA, Inc. sr. notes 6 1/2s, 2020			195,000	221,813

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			55,000	57,269

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			55,000	56,299

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			65,000	66,788

Johnson & Johnson sr. unsec. notes 5.15s, 2018			91,000	102,549

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			85,000	93,075

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			15,000	16,339

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			15,000	15,657

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			125,000	124,735

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			149,000	156,450

Omnicare, Inc. sr. unsec. notes 5s, 2024			10,000	10,538

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			95,000	99,156

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			165,000	174,900

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6 1/2s, 2021			20,000	22,400

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			240,000	253,800

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			50,000	52,500

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			15,000	15,188

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			30,000	30,150

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			45,000	45,056

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	109,250

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			55,000	59,813

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			10,000	10,300

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			65,000	73,638

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			58,000	65,347

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	5,250

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			5,000	5,088

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			25,000	25,219

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018			45,000	47,813

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			60,000	63,000

				3,326,909
Technology (0.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	41,800

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			100,000	100,964

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2045			69,000	64,894

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			15,000	13,088

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	303,000

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			66,000	66,328

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			145,000	144,535

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			53,000	61,745

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			340,000	364,650

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			25,000	26,250

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			40,000	43,100

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			75,000	83,249

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			124,000	127,441

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			145,000	145,836

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			60,000	63,000

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			14,000	16,170

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			55,000	58,094

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			50,000	51,188

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	203,380

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			30,000	31,200

				2,009,912
Transportation (0.1%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			15,000	18,906

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	84,375

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			25,000	26,031

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			70,000	70,350

				199,662
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			240,000	275,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			25,000	24,500

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			110,000	112,200

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	54,563

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			15,000	16,219

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			96,000	113,823

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 5/8s, 2024			5,000	5,306

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 7 3/8s, 2022			5,000	5,294

Dynegy Finance I, Inc./Dynegy Finance II, Inc. 144A company guaranty sr. notes 6 3/4s, 2019			80,000	83,700

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			695,000	753,033

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			60,000	71,850

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			18,000	19,851

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			5,000	5,138

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			125,000	133,125

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			130,000	145,030

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	92,500

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			44,000	46,657

Kinder Morgan, Inc./DE company guaranty sr. unsec. unsub. notes 4.3s, 2025			60,000	62,592

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			265,000	287,186

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			10,000	13,232

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			20,000	26,932

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			115,000	125,005

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	31,650

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			90,000	91,463

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			80,000	87,400

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	31,350

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			30,000	31,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			55,000	56,238

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			65,000	66,788

				2,869,825

Total corporate bonds and notes (cost $44,601,737)				$44,800,175

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, March 1, 2045			$4,000,000	$4,197,188

				4,197,188
U.S. Government Agency Mortgage Obligations (8.9%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, March 1, 2045			2,000,000	2,273,125
4s, TBA, April 1, 2045			4,000,000	4,268,125
4s, TBA, March 1, 2045			8,000,000	8,554,375
3s, TBA, March 1, 2045			2,000,000	2,037,352
3s, TBA, March 1, 2030			2,000,000	2,094,375

				19,227,352

Total U.S. government and agency mortgage obligations (cost $23,379,532)				$23,424,540

COMMODITY LINKED NOTES (3.8%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the S&P GSCI 3-Month Forward Index - Total Return multiplied by 3) (United Kingdom)			$4,606,000	$4,062,031

UBS AG/London 144A sr. notes 3-month LIBOR less 0.10%, 2016 (Indexed to the S&P GSCI Light Energy Total Return Index multiplied by 3) (United Kingdom)			3,900,000	4,159,644

Total commodity linked notes (cost $8,506,000)				$8,221,675

MORTGAGE-BACKED SECURITIES (3.4%)(a)
			Principal amount	Value

Commercial mortgage-backed securities (2.6%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.576s, 2049			$32,727	$32,814
Ser. 06-5, Class A2, 5.317s, 2047			26,701	26,683

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class AJ, 5.303s, 2042			325,000	324,581
Ser. 05-4, Class B, 5.118s, 2045			212,000	214,120

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.74s, 2038			48,000	49,293
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			68,000	69,615

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.568s, 2047			100,000	108,220

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.772s, 2049			175,000	181,292
Ser. 14-GC19, Class X, IO, 1.33s, 2047			1,547,640	127,587

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.458s, 2046			100,000	97,929

COMM Mortgage Trust
Ser. 14-LC15, Class XA, IO, 1.416s, 2047			634,722	51,739
Ser. 14-CR16, Class XA, IO, 1.269s, 2047			665,662	49,344
Ser. 14-CR17, Class XA, IO, 1.208s, 2047			1,225,133	89,779

COMM Mortgage Pass-Through Certificates Ser. 14-UBS6, Class XA, IO, 1.088s, 2047			1,494,182	105,377

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			44,000	43,950

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.275s, 2044			120,000	121,490

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			55,000	54,931
Ser. 05-GG4, Class AJ, 4.782s, 2039			30,000	30,030

GS Mortgage Securities Trust Ser. 14-GC22, Class XA, IO, 1.087s, 2047			2,111,949	149,388

GS Mortgage Securities Trust 144A Ser. 10-C1, Class D, 6.039s, 2043			158,403	176,698

JP Morgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-C6, Class E, 5.207s, 2045			114,000	117,924

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.876s, 2045			118,000	81,562
Ser. 06-LDP6, Class AJ, 5.565s, 2043			96,000	96,816
Ser. 06-LDP8, Class AJ, 5.48s, 2045			386,000	397,800
Ser. 04-LN2, Class A2, 5.115s, 2041			14,135	14,166
FRB Ser. 13-LC11, Class D, 4.24s, 2046			53,000	51,121
FRB Ser. 13-C10, Class C, 4.159s, 2047			108,000	111,597

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.328s, 2043			142,000	160,239
FRB Ser. 11-C3, Class E, 5.567s, 2046			213,000	230,704

LB-UBS Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.858s, 2040			75,136	78,914
Ser. 06-C6, Class E, 5.541s, 2039			125,000	121,838
Ser. 06-C6, Class D, 5.502s, 2039			125,000	123,344

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			47,000	47,677

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.416s, 2046			83,000	86,450
Ser. 14-C17, Class XA, IO, 1.286s, 2047			321,737	24,993
Ser. 13-C12, Class XA, IO, 1.008s, 2046			632,131	31,438

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.493s, 2044			125,000	123,779
Ser. 06-HQ10, Class AJ, 5.389s, 2041			54,000	54,395

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			81,000	87,132

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			50,000	54,246
FRB Ser. 12-C3, Class D, 4.958s, 2049			72,000	73,756
FRB Ser. 13-C6, Class D, 4.353s, 2046			110,000	106,548

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.712s, 2043			270,000	278,343

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			71,000	76,268
Ser. 13-C17, Class XA, IO, 1.589s, 2046			1,452,820	119,122
FRB Ser. C19, Class XA, IO, 1.313s, 2047			1,169,260	90,115

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			194,000	211,055
FRB Ser. 13-C16, Class D, 4.983s, 2046			77,000	78,142
FRB Ser. 12-C10, Class D, 4.458s, 2045			60,000	59,625
Ser. 12-C9, Class XA, IO, 2.207s, 2045			628,469	69,383
FRB Ser. C5, Class XA, IO, 1.98s, 2044			547,503	47,200
Ser. 12-C10, Class XA, IO, 1.789s, 2045			2,751,557	266,653
Ser. 13-C12, Class XA, IO, 1.492s, 2048			257,761	20,342

				5,697,547
Residential mortgage-backed securities (non-agency) (0.8%)

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 11A2, 0.851s, 2035			77,486	70,706

Credit Suisse Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.432s, 2036(F)			110,000	90,343

Nomura Resecuritization Trust 144A FRB Ser. 14-7R, Class 2A3, 0.368s, 2035(F)			124,772	103,099

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 05-WCW3, Class M2, 0.661s, 2035(F)			175,000	136,833

RBSSP Resecuritization Trust 144A
FRB Ser. 10-1, Class 3A2, 5.244s, 2035(F)			80,000	78,024
FRB Ser. 09-12, Class 16A2, 2.395s, 2035			75,000	67,313

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, 0.648s, 2044(F)			414,401	368,817
FRB Ser. 05-AR11, Class A1B3, 0.571s, 2045(F)			322,061	290,660
FRB Ser. 05-AR9, Class A1B, 0.551s, 2045			411,640	385,185

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.337s, 2047			60,000	44,400

				1,635,380

Total mortgage-backed securities (cost $7,315,585)				$7,332,927

ASSET-BACKED SECURITIES (2.0%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$2,682,000	$2,682,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			1,712,000	1,712,000

Total asset-backed securities (cost $4,394,000)				$4,394,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			$719,245	$651,816

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			121,977	121,367

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			150,000	151,500

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2044 (Mexico)			120,000	128,689

Total foreign government and agency bonds and notes (cost $1,015,101)				$1,053,372

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-16/$183.00		$36,576	$221,822

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00		37,854	135,729

SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00		38,482	177,235

SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00		38,482	157,652

SPDR S&P 500 ETF Trust (Put)	Oct-15/162.00		38,482	70,112

SPDR S&P 500 ETF Trust (Put)	Sep-15/170.00		38,482	79,665

Total purchased options outstanding (cost $1,601,381)				$842,215

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 9.005s, 2017			$243,508	$223,825

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			19,900	18,358

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			55,000	42,144

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.171s, 2021			64,674	64,520

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			74,250	73,631

Total senior loans (cost $446,941)				$422,478

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			86	$86,228

Citigroup, Inc. Ser. K, $1.719 ARP			2,640	70,831

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			6,280	139,165

M/I Homes, Inc. Ser. A, $2.438 pfd.			1,230	31,734

Total preferred stocks (cost $320,929)				$327,958

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$35,000	$42,503

Total convertible bonds and notes (cost $36,710)				$42,503

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			1,550	$38,363

Total convertible preferred stocks (cost $34,286)				$38,363

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			905	$14,073

Solar Capital, Ltd.			736	14,808

Total investment companies (cost $26,716)				$28,881

SHORT-TERM INVESTMENTS (30.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)		Shares	93,812	$93,812

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	13,989,949	13,989,949

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	41,135,763	41,135,763

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	90,000	90,000

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)(SEGSF)(SEGCCS)			$388,000	387,962

U.S. Treasury Bills with an effective yield of 0.03%, April 2, 2015(SEG)(SEGSF)(SEGCCS)			450,000	449,987

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.04%, April 16, 2015(SEG)(SEGSF)(SEGCCS)			6,650,000	6,649,778

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.04%, April 9, 2015(SEG)(SEGSF)(SEGCCS)			365,000	364,984

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, April 23, 2015(SEG)(SEGSF)(SEGCCS)			1,464,000	1,463,946

U.S. Treasury Bills with effective yields ranging from 0.005% to 0.01%, May 14, 2015(SEGSF)			225,000	224,991

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, May 21, 2015(SEG)(SEGSF)(SEGCCS)			200,000	199,991

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, May 28, 2015(SEGSF)			100,000	99,993

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, May 7, 2015(SEGSF)(SEGCCS)			1,240,000	1,239,949

Total short-term investments (cost $66,391,074)				$66,391,105

TOTAL INVESTMENTS

Total investments (cost $232,547,679)(b)				$243,997,981

FORWARD CURRENCY CONTRACTS at 2/28/15 (aggregate face value $35,550,836) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$173,046	$168,588	$4,458
	British Pound	Buy	3/18/15	159,772	156,361	3,411
	Canadian Dollar	Sell	4/15/15	293,072	310,399	17,327
	Euro	Buy	3/18/15	431,019	475,966	(44,947)
	Euro	Sell	3/18/15	437,511	475,318	37,807
	Norwegian Krone	Sell	3/18/15	313,735	309,087	(4,648)
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	207,109	219,771	12,662
	Canadian Dollar	Sell	4/15/15	261,895	298,701	36,806
	Euro	Sell	3/18/15	306,896	318,436	11,540
	Hong Kong Dollar	Sell	5/20/15	431,589	431,646	57
	Japanese Yen	Sell	5/20/15	557,324	557,529	205
	Mexican Peso	Buy	4/15/15	309,027	311,717	(2,690)
	New Zealand Dollar	Buy	4/15/15	68,097	63,066	5,031
	Singapore Dollar	Sell	5/20/15	37,133	37,598	465
	Swedish Krona	Buy	3/18/15	161,795	162,057	(262)
	Swiss Franc	Sell	3/18/15	39,042	9,366	(29,676)
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	117,936	118,221	(285)
	British Pound	Buy	3/18/15	159,463	158,992	471
	Canadian Dollar	Buy	4/15/15	117,677	119,823	(2,146)
	Danish Krone	Sell	3/18/15	511,945	540,191	28,246
	Euro	Buy	3/18/15	807,084	866,027	(58,943)
	Japanese Yen	Sell	5/20/15	230,176	234,269	4,093
	Mexican Peso	Buy	4/15/15	313,282	304,420	8,862
	New Zealand Dollar	Buy	4/15/15	110,356	102,331	8,025
	Norwegian Krone	Sell	3/18/15	111,837	139,272	27,435
	Philippine Peso	Buy	5/20/15	157,857	158,323	(466)
	Swiss Franc	Sell	3/18/15	462,314	448,165	(14,149)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	457,479	480,553	23,074
	British Pound	Buy	3/18/15	474,684	473,962	722
	Canadian Dollar	Sell	4/15/15	676,241	696,143	19,902
	Euro	Sell	3/18/15	360,507	440,354	79,847
	Indian Rupee	Buy	5/20/15	356,844	360,913	(4,069)
	Japanese Yen	Buy	5/20/15	1,070,275	1,088,894	(18,619)
	New Zealand Dollar	Buy	4/15/15	210,693	212,690	(1,997)
	Norwegian Krone	Buy	3/18/15	163,381	156,850	6,531
	Swedish Krona	Sell	3/18/15	170,252	164,648	(5,604)
	Swiss Franc	Buy	3/18/15	292,292	320,942	(28,650)
	Swiss Franc	Sell	3/18/15	310,028	305,643	(4,385)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	161,743	160,123	(1,620)
	British Pound	Buy	3/18/15	159,617	157,494	2,123
	British Pound	Sell	3/18/15	154,678	157,157	2,479
	Canadian Dollar	Sell	4/15/15	142,779	143,269	490
	Euro	Buy	3/18/15	184,787	194,525	(9,738)
	New Zealand Dollar	Buy	4/15/15	211,446	200,809	10,637
	Norwegian Krone	Sell	3/18/15	252,829	313,280	60,451
	Polish Zloty	Sell	3/18/15	314,274	317,373	3,099
	Swedish Krona	Sell	3/18/15	305,631	317,167	11,536
	Turkish Lira	Buy	3/18/15	361,828	399,978	(38,150)
Goldman Sachs International
	British Pound	Sell	3/18/15	179,222	184,616	5,394
	Canadian Dollar	Sell	4/15/15	89,696	80,714	(8,982)
	Euro	Sell	3/18/15	171,020	237,986	66,966
	New Zealand Dollar	Buy	4/15/15	154,197	156,076	(1,879)
	Norwegian Krone	Sell	3/18/15	63,527	70,179	6,652
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	397,069	403,799	6,730
	British Pound	Buy	3/18/15	155,295	157,199	(1,904)
	Canadian Dollar	Sell	4/15/15	416,665	434,559	17,894
	Euro	Buy	3/18/15	492,242	560,453	(68,211)
	New Zealand Dollar	Buy	4/15/15	150,129	151,935	(1,806)
	Swedish Krona	Sell	3/18/15	134,671	149,660	14,989
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/15/15	272,508	281,659	(9,151)
	British Pound	Sell	3/18/15	2,081,046	2,129,853	48,807
	Canadian Dollar	Sell	4/15/15	135,024	139,847	4,823
	Euro	Sell	3/18/15	499,629	540,797	41,168
	Indian Rupee	Sell	5/20/15	51,223	48,435	(2,788)
	Japanese Yen	Sell	5/20/15	97,429	99,088	1,659
	Malaysian Ringgit	Sell	5/20/15	286,921	284,907	(2,014)
	Mexican Peso	Buy	4/15/15	305,747	302,647	3,100
	New Zealand Dollar	Sell	4/15/15	130,393	125,971	(4,422)
	Norwegian Krone	Sell	3/18/15	372,751	406,872	34,121
	Philippine Peso	Buy	5/20/15	157,855	158,357	(502)
	Singapore Dollar	Sell	5/20/15	344,235	348,399	4,164
	Swedish Krona	Buy	3/18/15	316,416	316,616	(200)
	Swiss Franc	Sell	3/18/15	1,476,676	1,442,173	(34,503)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/15/15	242,809	243,400	(591)
	British Pound	Buy	3/18/15	583,514	585,606	(2,092)
	Canadian Dollar	Sell	4/15/15	441,927	459,647	17,720
	Euro	Sell	3/18/15	433,929	479,697	45,768
	New Zealand Dollar	Sell	4/15/15	20,263	15,265	(4,998)
	Norwegian Krone	Sell	3/18/15	114,758	128,246	13,488
	Singapore Dollar	Sell	5/20/15	610,394	617,782	7,388
	Swedish Krona	Buy	3/18/15	327,980	326,673	1,307
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	663,029	678,865	15,836
	British Pound	Buy	3/18/15	322,631	314,468	8,163
	Canadian Dollar	Sell	4/15/15	528,905	551,301	22,396
	Euro	Buy	3/18/15	182,324	208,589	(26,265)
	Hungarian Forint	Buy	3/18/15	321,265	331,144	(9,879)
	Israeli Shekel	Buy	4/15/15	22,648	30,629	(7,981)
	Japanese Yen	Sell	5/20/15	156,042	158,756	2,714
	Malaysian Ringgit	Sell	5/20/15	302,492	298,774	(3,718)
	New Zealand Dollar	Buy	4/15/15	52,202	49,445	2,757
	Norwegian Krone	Buy	3/18/15	158,074	160,261	(2,187)
	Norwegian Krone	Sell	3/18/15	146,730	159,359	12,629
	Singapore Dollar	Sell	5/20/15	313,913	317,753	3,840
	Swedish Krona	Buy	3/18/15	277,487	311,847	(34,360)
	Swedish Krona	Sell	3/18/15	223,060	231,271	8,211
	Swiss Franc	Buy	3/18/15	602,110	626,314	(24,204)
	Swiss Franc	Sell	3/18/15	646,085	637,647	(8,438)
	Turkish Lira	Buy	3/18/15	579,060	632,020	(52,960)
UBS AG
	Australian Dollar	Sell	4/15/15	150,752	155,143	4,391
	British Pound	Buy	3/18/15	160,389	157,790	2,599
	Canadian Dollar	Sell	4/15/15	371,257	393,441	22,184
	Euro	Buy	3/18/15	36,375	16,128	20,247
	Hungarian Forint	Buy	3/18/15	288,715	315,346	(26,631)
	Hungarian Forint	Sell	3/18/15	288,715	318,023	29,308
	Japanese Yen	Sell	5/20/15	95,092	96,794	1,702
	New Zealand Dollar	Buy	4/15/15	457,845	455,627	2,218
	Swedish Krona	Sell	3/18/15	32,858	36,928	4,070
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	176,319	181,481	5,162
	British Pound	Buy	3/18/15	305,805	311,673	(5,868)
	Canadian Dollar	Sell	4/15/15	324,970	348,454	23,484
	Euro	Buy	3/18/15	57,529	64,262	(6,733)
	New Zealand Dollar	Buy	4/15/15	369,334	373,783	(4,449)

Total						$333,081

FUTURES CONTRACTS OUTSTANDING at 2/28/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	49	$7,193,053	Mar-15	$87,967
Euro-Bund 10 yr (Long)	44	7,851,524	Mar-15	317,274
Euro-Buxl 30 yr (Long)	21	3,917,459	Mar-15	420,190
Euro-Schatz 2 yr (Long)	13	1,619,372	Mar-15	5,465
Japanese Government Bond 10 yr	21	25,963,636	Mar-15	136,890
Russell 2000 Index Mini (Short)	28	3,448,480	Mar-15	(205,856)
S&P 500 Index E-Mini (Long)	9	946,258	Mar-15	23,378
Tokyo Price Index (Long)	32	4,080,752	Mar-15	238,224
U.K. Gilt 10 yr (Long)	33	6,040,795	Jun-15	(14,856)
U.S. Treasury Bond 30 yr (Long)	12	1,942,125	Jun-15	(8,171)
U.S. Treasury Bond Ultra 30 yr (Long)	19	3,197,344	Jun-15	74,212
U.S. Treasury Bond Ultra 30 yr (Short)	1	168,281	Jun-15	(3,924)
U.S. Treasury Note 10 yr (Long)	23	2,939,328	Jun-15	18,462
U.S. Treasury Note 10 yr (Short)	81	10,351,547	Jun-15	(62,810)
U.S. Treasury Note 5 yr (Long)	62	7,395,438	Jun-15	25,548
U.S. Treasury Note 5 yr (Short)	21	2,504,906	Jun-15	(6,464)
U.S. Treasury Note 2 yr (Long)	33	7,213,078	Jun-15	7,153

Total				$1,052,682

WRITTEN OPTIONS OUTSTANDING at 2/28/15 (premiums $24,808) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Mar-15/$217.00	$95,416	$24,808

Total			$24,808

TBA SALE COMMITMENTS OUTSTANDING at 2/28/15 (proceeds receivable $8,548,750) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, March 1, 2045	$8,000,000	3/12/15	$8,554,375

Total			$8,554,375

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$5,300,000	(E)	$(37,017)	3/18/17	3 month USD-LIBOR-BBA	1.25%	$(527)
	14,966,000	(E)	62,933	3/18/17	1.25%	3 month USD-LIBOR-BBA	(40,107)
	7,300,000	(E)	(171,647)	3/18/20	3 month USD-LIBOR-BBA	2.25%	33,365
	3,466,000	(E)	60,953	3/18/20	2.25%	3 month USD-LIBOR-BBA	(36,386)
	56,300,000	(E)	(3,569,739)	3/18/25	3 month USD-LIBOR-BBA	3.00%	894,794
	3,049,000	(E)	173,795	3/18/25	3.00%	3 month USD-LIBOR-BBA	(67,987)
	1,500,000	(E)	(238,497)	3/18/45	3 month USD-LIBOR-BBA	3.50%	95,218
	423,000	(E)	59,279	3/18/45	3.50%	3 month USD-LIBOR-BBA	(34,829)
	1,800,000	(E)	(7,243)	3/18/25	3 month USD-LIBOR-BBA	2.00%	(30,210)
	400,000	(E)	(16,583)	3/18/45	3 month USD-LIBOR-BBA	2.50%	(15,969)
	60,000		(1)	2/6/25	1.9805%	3 month USD-LIBOR-BBA	706
	60,000		(1)	2/6/25	1.98407%	3 month USD-LIBOR-BBA	686
	2,542,000		84	2/6/17	3 month USD-LIBOR-BBA	0.776%	(2,250)
	443,000		(506)	2/6/25	1.9575%	3 month USD-LIBOR-BBA	5,654
	32,000		92	2/6/45	2.36%	3 month USD-LIBOR-BBA	947
	50,000		(2)	3/3/45	2.4925%	3 month USD-LIBOR-BBA	(63)
	779,000		(6)	3/3/20	3 month USD-LIBOR-BBA	1.65028%	30
	1,111,000		(4)	3/3/17	3 month USD-LIBOR-BBA	0.8775%	80
	389,000		(5)	3/3/25	2.124%	3 month USD-LIBOR-BBA	(61)
	50,000		(2)	3/3/45	2.4995%	3 month USD-LIBOR-BBA	(140)

	Total		$(3,684,117)	$802,951
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(238,328)
	5,000,000	—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(391,315)
	4,000,000	—	6/10/24	(2.50%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(253,196)
	1,000,000	—	11/7/24	(2.2625%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(34,078)
	1,000,000	—	12/8/24	(2.075%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(13,964)
baskets	225,115	—	10/19/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF4) of common stocks	2,248,817
units	5,751	—	10/19/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(1,736,482)
Barclays Bank PLC
	$3,986,260	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,843
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(317,497)
	3,600,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(272,383)
Citibank, N.A.
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	120,525
baskets	69	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	462,768
units	1,512	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	(469,626)
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(278,541)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(275,879)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(132,682)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(60,054)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(359,208)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(530,555)
shares	94,529	—	7/1/15	(3 month USD-LIBOR-BBA plus 15 bp)	Common stock of Vanguard FTSE Emerging Markets ETF	209,304
shares	18,900	—	6/8/15	(3 month USD-LIBOR-BBA plus 20 bp)	Common stock of Vanguard FTSE Emerging Markets ETF	20,658
shares	37,583	—	9/21/15	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard Index Funds - MSCI Emerging Markets ETF	85,263
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(38,844)
Goldman Sachs International
	1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(151,350)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(172,465)
	4,400,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(343,112)
baskets	3,859	—	12/15/15	(1 month USD-LIBOR-BBA plus 90 bp)	A basket (GSCBSAUD) of common stocks	(69,698)
JPMorgan Chase Bank N.A.
	$13,500,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,087,855)
shares	11,620	—	7/14/15	(3 month USD-LIBOR-BBA plus 26 bp)	Common stock of Vanguard FTSE Emerging Markets ETF	22,123

Total		$—	$(4,046,811)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 22 Index	BBB-/P	$84,700	$700,000	12/20/19	100 bp	$3,967
	EM Series 22 Index	BBB-/P	158,730	1,300,000	12/20/19	100 bp	9,844
	EM Series 22 Index	BBB-/P	151,290	2,050,000	12/20/19	100 bp	(82,581)
	EM Series 22 Index	BBB-/P	1,196,246	14,500,000	12/20/19	100 bp	(457,958)
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	28,126	367,000	5/11/63	300 bp	31,955
	CMBX NA BBB- Index	BBB-/P	1,641	40,000	5/11/63	300 bp	2,059
	CMBX NA BBB- Index	BBB-/P	353	23,000	5/11/63	300 bp	593
	CMBX NA BBB- Index	BBB-/P	1,940	20,000	5/11/63	300 bp	2,149
	CMBX NA BBB- Index	BBB-/P	1,596	20,000	5/11/63	300 bp	1,804
	CMBX NA BBB- Index	BBB-/P	1,549	20,000	5/11/63	300 bp	1,757
	CMBX NA BBB- Index	BBB-/P	1,316	20,000	5/11/63	300 bp	1,524
	CMBX NA BBB- Index	BBB-/P	243	8,000	5/11/63	300 bp	327
	CMBX NA BB Index	—	(22)	6,000	5/11/63	(500 bp)	(85)
	CMBX NA BB Index	BB/P	33	6,000	5/11/63	(500 bp)	(31)
	CMBX NA BB Index	—	(77)	10,000	5/11/63	(500 bp)	(182)
	CMBX NA BB Index	—	(96)	10,000	5/11/63	(500 bp)	(201)
	CMBX NA BB Index	—	(91)	10,000	5/11/63	(500 bp)	(197)
	CMBX NA BB Index	—	220	11,000	5/11/63	(500 bp)	104
	CMBX NA BB Index	—	581	22,000	5/11/63	(500 bp)	349
	CMBX NA BB Index	—	340	22,000	5/11/63	(500 bp)	108
	CMBX NA BB Index	—	227	22,000	5/11/63	(500 bp)	(5)
	CMBX NA BB Index	—	(384)	22,000	5/11/63	(500 bp)	(616)
	CMBX NA BB Index	—	(157)	30,000	5/11/63	(500 bp)	(473)
	CMBX NA BB Index	—	(427)	22,000	5/11/63	(500 bp)	(659)
	CMBX NA BBB- Index	BBB-/P	44	33,000	5/11/63	300 bp	388
	CMBX NA BBB- Index	BBB-/P	102	22,000	5/11/63	300 bp	331
	CMBX NA BBB- Index	BBB-/P	(221)	22,000	5/11/63	300 bp	9
	CMBX NA BBB- Index	BBB-/P	83	18,000	5/11/63	300 bp	271
	CMBX NA BBB- Index	BBB-/P	179	15,000	5/11/63	300 bp	335
	CMBX NA BBB- Index	BBB-/P	149	15,000	5/11/63	300 bp	306
	CMBX NA BBB- Index	BBB-/P	(140)	15,000	5/11/63	300 bp	16
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	6
	CMBX NA BBB- Index	BBB-/P	(50)	15,000	5/11/63	300 bp	106
	CMBX NA BBB- Index	BBB-/P	(50)	15,000	5/11/63	300 bp	106
	CMBX NA BBB- Index	BBB-/P	(126)	15,000	5/11/63	300 bp	31
	CMBX NA BBB- Index	BBB-/P	79	13,000	5/11/63	300 bp	215
	CMBX NA BBB- Index	BBB-/P	7	11,000	5/11/63	300 bp	122
	CMBX NA BBB- Index	BBB-/P	(42)	7,000	5/11/63	300 bp	31
	CMBX NA BBB- Index	BBB-/P	11	4,000	5/11/63	300 bp	53
	CMBX NA BBB- Index	—	(1,220)	26,000	1/17/47	(300 bp)	(964)
	CMBX NA BBB- Index	—	(1,469)	26,000	1/17/47	(300 bp)	(1,212)
	Deutsche Bank AG
	EM Series 22 Index	BBB-/P	60,550	700,000	12/20/19	100 bp	(19,308)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(166)	24,000	5/11/63	300 bp	84
	CMBX NA BB Index	BB/P	31	3,000	5/11/63	(500 bp)	(1)
	CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	(28)
	CMBX NA BB Index	—	(96)	10,000	5/11/63	(500 bp)	(202)
	CMBX NA BB Index	—	249	11,000	5/11/63	(500 bp)	133
	CMBX NA BB Index	—	(201)	19,000	5/11/63	(500 bp)	(403)
	CMBX NA BBB- Index	BBB-/P	(120)	15,000	5/11/63	300 bp	36
	CMBX NA BBB- Index	BBB-/P	(140)	15,000	5/11/63	300 bp	16
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	6
	CMBX NA BBB- Index	BBB-/P	(150)	15,000	5/11/63	300 bp	6
	CMBX NA BBB- Index	BBB-/P	(60)	15,000	5/11/63	300 bp	96
	CMBX NA BBB- Index	BBB-/P	84	14,000	5/11/63	300 bp	230
	CMBX NA BBB- Index	BBB-/P	160	14,000	5/11/63	300 bp	306

	Total		$1,685,058	$(505,327)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 23 Index	—	$(391,500)	$6,454,800	12/20/19	(500 bp)	$160,801
	NA IG Series 23 Index	—	(168,477)	12,200,000	12/20/19	(100 bp)	68,720

	Total		$(559,977)	$229,521

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2015.

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $215,989,147.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $232,636,992, resulting in gross unrealized appreciation and depreciation of $15,075,838 and $3,808,661, respectively, or net unrealized appreciation of $11,267,177.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$10,960,847	$28,992,041	$25,962,939	$7,965	$13,989,949
	Putnam Short Term Investment Fund*	35,761,784	54,283,264	48,909,285	20,856	41,135,763
	Totals	$46,722,631	$83,275,305	$74,872,224	$28,821	$55,125,712
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $93,812, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $92,022. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $134,575,501 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, and to generate additional income for the portfolio.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,326,384 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,989,973 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$3,441,929	$615,609	$—
Capital goods	4,710,001	397,784	—
Communication services	1,767,748	265,020	—
Conglomerates	1,047,906	30,752	—
Consumer cyclicals	9,509,348	1,269,244	—
Consumer staples	7,673,967	374,751	—
Energy	4,101,546	75,136	—
Financials	22,223,904	2,620,424	—
Health care	10,545,316	351,164	—
Technology	9,666,007	981,240	—
Transportation	1,583,968	298,010	—
Utilities and power	2,974,671	152,344	—
Total common stocks	79,246,311	7,431,478	—
Asset-backed securities	—	—	4,394,000
Commodity linked notes	—	8,221,675	—
Convertible bonds and notes	—	42,503	—
Convertible preferred stocks	—	38,363	—
Corporate bonds and notes	—	44,800,175	—**
Foreign government and agency bonds and notes	—	1,053,372	—
Investment companies	28,881	—	—
Mortgage-backed securities	—	7,332,927	—
Preferred stocks	209,996	117,962	—
Purchased options outstanding	—	842,215	—
Senior loans	—	422,478	—
U.S. government and agency mortgage obligations	—	23,424,540	—
Short-term investments	55,215,712	11,175,393	—

Totals by level	$134,700,900	$104,903,081	$4,394,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$333,081	$—
Futures contracts	1,052,682	—	—
Written options outstanding	—	(24,808)	—
TBA sale commitments	—	(8,554,375)	—
Interest rate swap contracts	—	4,487,068	—
Total return swap contracts	—	(4,046,811)	—
Credit default contracts	—	(1,400,887)	—

Totals by level	$1,052,682	$(9,206,732)	$—

** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of May 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of February 28, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$4,394,000	$4,394,000

Totals:	$—	$—	$—	$—	$—	$—	$4,394,000	$4,394,000

† Transfers during the period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$799,188	$2,200,075
Foreign exchange contracts	961,841	628,760
Equity contracts	4,152,750	2,506,470
Interest rate contracts	6,273,422	5,609,356

Total	$12,187,201	$10,944,661

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$250,000
Written equity option contracts (contract amount)		$170,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$89,600,000
Centrally cleared interest rate swap contracts (notional)		$88,400,000
OTC total return swap contracts (notional)		$160,400,000
OTC credit default contracts (notional)		$17,900,000
Centrally cleared credit default contracts (notional)		$28,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	–	–	81,949	–	–	–	–	–	–	–	–	–	–	–	81,949
	OTC Total return swap contracts*#	2,248,817	10,843	–	583,293	315,225	–	–	–	22,123	–	–	–	–	–	3,180,301
	OTC Credit default contracts*#	–	–	–	–	8,368	–	1,322	–	–	–	–	–	–	–	9,690
	Centrally cleared credit default contracts§	–	–	5,769	–	–	–	–	–	–	–	–	–	–	–	5,769
	Futures contracts§	–	–	–	–	–	–	–	–	–	50,805	–	–	–	–	50,805
	Forward currency contracts#	63,003	66,766	–	77,132	130,076	90,815	79,012	39,613	137,842	–	85,671	76,546	86,719	28,646	961,841
	Purchased options#	–	157,652	–	–	–	–	–	–	684,563	–	–	–	–	–	842,215

	Total Assets	$2,311,820	$235,261	$87,718	$660,425	$453,669	$90,815	$80,334	$39,613	$844,528	$50,805	$85,671	$76,546	$86,719	$28,646	$5,132,570

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	5,920	–	–	–		–	–	–	–	–	–	–	5,920
	OTC Total return swap contracts*#	2,667,363	589,880	–	469,626	1,636,919	38,844	736,625	–	1,087,855	–	–	–	–	–	7,227,112
	OTC Credit default contracts*#	–	2,117,694	–	–	2,035	79,858	488	–	–	–	–	–	–	–	2,200,075
	Centrally cleared credit default contracts§	–	–	–	–	–	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	89,783	–	–	–	–	89,783
	Forward currency contracts#	49,595	32,628	–	75,989	63,324	49,508	10,861	71,921	53,580	–	7,681	169,992	26,631	17,050	628,760
	Written options#	–	–	–	24,808	–	–	–	–	–	–	–	–	–	–	24,808

	Total Liabilities	$2,716,958	$2,740,202	$5,920	$570,423	$1,702,278	$168,210	$747,974	$71,921	$1,141,435	$89,783	$7,681	$169,992	$26,631	$17,050	$10,176,458

	Total Financial and Derivative Net Assets	$(405,138)	$(2,504,941)	$81,798	$90,002	$(1,248,609)	$(77,395)	$(667,640)	$(32,308)	$(296,907)	$(38,978)	$77,990	$(93,446)	$60,088	$11,596	$(5,043,888)
	Total collateral received (pledged)##†	$(405,138)	$(2,504,941)	$–	$90,000	$(1,248,609)	$(77,395)	$(667,640)	$–	$(296,907)	$–	$–	$–	$–	$–
	Net amount	$–	$–	$81,798	$2	$–	$–	$–	$(32,308)	$–	$(38,978)	$77,990	$(93,446)	$60,088	$11,596

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015